SUBORDINATED CONVERTIBLE DEBT AND SUBORDINATED DEBT (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 03, 2020	Nov. 28, 2017	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019	Aug. 06, 2015
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Subordinated convertible debt					$ 33,100
Share Price			$ 10.00	$ 10.00
Accrued interest			$ 9,000
Golden Wayford Limited [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Subordinated Convertible Note Promissory Note						$ 10,000
Principal Payment		$ 1,000
Maturity Date		Feb. 16, 2016
Interest rate			5.00%
Subordinated convertible debt					$ 23,500
Oak [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Number of shares sold	383,266
Share Price	$ 0.0001
Principal Amount	$ 23,500